SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) segment customer	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes | customer	2	1	1
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%	10.00%	10.00%
Revenue from major customer	$ 117.8	$ 71.3	$ 41.0
Major Customer 2 [Member] [Member]
Revenue from External Customer [Line Items]
Revenue from major customer	$ 78.0